Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 50.9%
International Equity Funds - 20.0%
iShares Core MSCI EAFE ETF	139,374	$ 10,255,139
iShares Core MSCI Emerging Markets ETF	48,597	2,575,155
iShares Global REIT ETF	131,547	3,199,223
		16,029,517
U.S. Equity Fund - 23.5%
iShares Core S&P 500 ETF	31,036	18,766,228
U.S. Fixed Income Funds - 7.4%
iShares 0-5 Year TIPS Bond ETF	27,208	2,761,612
iShares Core U.S. Aggregate Bond ETF	32,329	3,148,845
		5,910,457
Total Exchange-Traded Funds (Cost $38,202,825)		40,706,202
INVESTMENT COMPANIES - 48.8%
International Equity Funds - 10.9%
Transamerica Emerging Markets Equity (A)	220,622	1,778,211
Transamerica International Focus (A)	509,735	3,471,296
Transamerica International Stock (A)	293,121	3,491,069
		8,740,576
International Fixed Income Fund - 2.5%
Transamerica Emerging Markets Debt (A)	216,743	1,983,194
U.S. Equity Funds - 25.4%
Transamerica Capital Growth (A)(B)	202,208	2,511,422
Transamerica Large Cap Value (A)	426,652	6,519,243
Transamerica Mid Cap Growth (A)	186,278	2,030,431
Transamerica Mid Cap Value Opportunities (A)	181,341	2,014,696
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	250,051	$ 1,632,835
Transamerica Small Cap Value (A)	308,438	1,566,867
Transamerica US Growth (A)	127,853	3,987,731
		20,263,225
U.S. Fixed Income Funds - 10.0%
Transamerica Bond (A)	696,795	5,546,491
Transamerica High Yield Bond (A)	293,866	2,421,456
		7,967,947
Total Investment Companies (Cost $39,538,321)		38,954,942

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2025, to be repurchased at $640,338 on 02/03/2025. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2026, and with a value of $653,197.	$ 640,242	640,242
Total Repurchase Agreement (Cost $640,242)		640,242
Total Investments (Cost $78,381,388)		80,301,386
Net Other Assets (Liabilities) - (0.5)%		(415,377)
Net Assets - 100.0%		$ 79,886,009
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$40,706,202	$—	$—	$40,706,202
Investment Companies	38,954,942	—	—	38,954,942
Repurchase Agreement	—	640,242	—	640,242
Total Investments	$79,661,144	$640,242	$—	$80,301,386
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,943,300	$1,637,838	$—	$—	$(34,647)	$5,546,491	696,795	$52,851	$—
Transamerica Capital Growth	1,859,622	625,722	(493,833)	234,682	285,229	2,511,422	202,208	—	—
Transamerica Funds

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$1,442,297	$555,772	$—	$—	$(14,875)	$1,983,194	216,743	$34,496	$—
Transamerica Emerging Markets Equity	1,272,343	521,294	—	—	(15,426)	1,778,211	220,622	2,110	—
Transamerica High Yield Bond	1,749,677	660,744	—	—	11,035	2,421,456	293,866	34,804	—
Transamerica International Focus	2,305,071	1,486,682	—	—	(320,457)	3,471,296	509,735	38,568	379,445
Transamerica International Stock	2,368,272	1,145,162	—	—	(22,365)	3,491,069	293,121	71,003	75,490
Transamerica Large Cap Value	4,692,181	1,884,223	(254,945)	21,066	176,718	6,519,243	426,652	39,628	56,512
Transamerica Mid Cap Growth	1,463,409	578,304	(171,549)	(52,243)	212,510	2,030,431	186,278	—	56,745
Transamerica Mid Cap Value Opportunities	1,449,166	651,557	(21,546)	(4,172)	(60,309)	2,014,696	181,341	21,509	108,957
Transamerica Small Cap Growth	1,115,206	566,831	(51,231)	(12,560)	14,589	1,632,835	250,051	—	124,810
Transamerica Small Cap Value	1,189,504	666,691	(76,229)	(72,283)	(140,816)	1,566,867	308,438	20,686	223,984
Transamerica US Growth	2,923,619	1,348,959	(152,993)	59,266	(191,120)	3,987,731	127,853	4,836	401,208
Total	$27,773,667	$12,329,779	$(1,222,326)	$173,756	$(99,934)	$38,954,942	3,913,703	$320,491	$1,427,151

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2040

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2040 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds